SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

16. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Years ended
	December 31, 2024	December 31, 2023

Net changes in non-cash working capital:
Accounts and other receivables	$(4,004)	$(20,856)
Income tax receivable	3,770	756
Inventories	(7,902)	(6,882)
Prepaids	3,890	187
Accounts payable and accrued liabilities	(5,545)	367
Income taxes payable	1,656	1,185
	$(8,135)	$(25,243)

Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	$3,660	$642
Fair value of exercised options allocated to share capital	$1,961	$1,305
Fair value of receivables settled with marketable securities	$1,000	$-
Fair value of performance share units allocated to share capital	$-	$405
Fair value of capital assets acquired under finance leases	$-	$221

Other cash disbursements:
Income taxes paid	$5,165	$7,002
Special mining duty paid	$2,574	$2,654